SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
SECURITIES [Abstract]
Securities available for sale
Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
2012
U.S. agency	$30,620	$70	$23	$30,667
U.S. agency residential mortgage-backed	126,151	1,264	3	127,412
Private label residential mortgage-backed	9,070	-	876	8,194
Obligations of states and political subdivisions	38,384	736	69	39,051
Trust preferred	4,704	-	1,615	3,089
Total	$208,929	$2,070	$2,586	$208,413

2011
U.S. agency	$24,980	$58	$21	$25,017
U.S. agency residential mortgage-backed	93,415	1,007	216	94,206
Private label residential mortgage-backed	11,066	-	2,798	8,268
Obligations of states and political subdivisions	26,865	510	58	27,317
Trust preferred	4,697	-	2,061	2,636
Total	$161,023	$1,575	$5,154	$157,444

Investments in a continuous unrealized loss position
Our investments' gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In thousands)

2012
U.S. agency	$8,097	$23	$-	$-	$8,097	$23
U.S. agency residential mortgage-backed	-	-	457	3	457	3
Private label residential mortgage-backed	-	-	8,192	876	8,192	876
Obligations of states and political subdivisions	7,384	69	-	-	7,384	69
Trust preferred	-	-	3,089	1,615	3,089	1,615
Total	$15,481	$92	$11,738	$2,494	$27,219	$2,586

2011
U.S. agency	$9,974	$21	$-	$-	$9,974	$21
U.S. agency residential mortgage-backed	42,500	216	-	-	42,500	216
Private label residential mortgage-backed	163	90	8,102	2,708	8,265	2,798
Obligations of states and political subdivisions	-	-	1,729	58	1,729	58
Trust preferred	591	1,218	2,045	843	2,636	2,061
Total	$53,228	$1,545	$11,876	$3,609	$65,104	$5,154

Unrealized losses largely attributable to credit spread
The unrealized losses are largely attributable to credit spread widening on these securities since their acquisition. Prices for these bonds did improve notably during 2012 due in part to the Federal Reserve Bank's third round of quantitative easing and improving fundamentals in the housing market. The underlying loans within these securities include Jumbo (74%) and Alt A (26%) at December 31, 2012.

	December 31,
	2012		2011
		Net		Net
	Fair	Unrealized	Fair	Unrealized
	Value	Gain (Loss)	Value	Gain (Loss)
	(In thousands)

Private label residential mortgage-backed
Jumbo	$6,041	$(594)	$6,454	$(1,937)
Alt-A	2,153	(282)	1,814	(861)

Trust preferred securities
An additional trust preferred security was written down to zero as of December 31, 2010, including a $0.067 million credit related OTTI charge in the first quarter of 2010.

	December 31,
	2012		2011
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Trust preferred securities
Rated issues	$1,581	$(316)	$1,405	$(484)
Unrated issues - no OTTI	1,508	(1,299)	1,231	(1,577)

Credit losses recognized in earnings on securities available for sale
A rollforward of credit losses recognized in earnings on securities available for sale for the years ending December 31, follow:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$1,470	$710	$248
Additions to credit losses on securities for which no previous OTTI was recognized	-	425	198
Increases to credit losses on securities for which OTTI was previously recognized	339	335	264
Total	$1,809	$1,470	$710

Amortized cost and fair value of securities available for sale by contractual maturity
The amortized cost and fair value of securities available for sale at December 31, 2012, by contractual maturity, follow. The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In thousands)
Maturing within one year	$1,040	$1,055
Maturing after one year but within five years	6,374	6,560
Maturing after five years but within ten years	20,583	20,824
Maturing after ten years	45,711	44,368
	73,708	72,807
U.S. agency residential mortgage-backed	126,151	127,412
Private label residential mortgage-backed	9,070	8,194
Total	$208,929	$208,413

Gains and losses realized on sale of securities available for sale
A summary of proceeds from the sale of securities available for sale and gains and losses follows:

		Realized
	Proceeds	Gains	Losses(1)
	(In thousands)
2012	$37,176	$1,193	$-
2011	70,322	279	75
2010	96,648	1,882	221

(1)	Losses in 2012, 2011 and 2010 exclude $0.3 million, $0.8 million and $0.5 million, respectively of other than temporary impairment.